Exchange rates (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Currencies Translations and Relevant Exchange Rates

The currencies which most influence these translations and the relevant exchange rates were:

	2018	2017	2016
Average rates:
US$/£	1.33	1.30	1.36
Euro/£	1.13	1.15	1.23
Yen/£	147	145	149

	2018	2017	2016
Period end rates:
US$/£	1.27	1.35	1.24
Euro/£	1.11	1.13	1.17
Yen/£	140	152	144